LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LAND USE RIGHTS, NET
Land use rights, net	¥ 2,140,953		¥ 1,838,015		$ 306,152
Amortization of land use rights	40,608	$ 5,807	40,503	¥ 38,656
Estimated future amortization expense	47,000
Land use rights pledged	426,000		226,000
PRC and Malaysia
LAND USE RIGHTS, NET
Land use rights	2,345,479		2,004,651
Less: accumulated amortization	(204,526)		(166,636)
Land use rights, net	¥ 2,140,953		¥ 1,838,015
Minimum
LAND USE RIGHTS, NET
Period of land use rights	50 years	50 years
Maximum
LAND USE RIGHTS, NET
Period of land use rights	99 years	99 years